DEBT	12 Months Ended
Dec. 31, 2015
DEBT
DEBT

17.DEBT

	Weighted Average
December 31,	Interest Rate	Maturity	2015	2014

(millions of Canadian dollars)
Enbridge Inc.
United States dollar term notes[1]	3.3%	2016-2044	4,221	3,886
Medium-term notes	4.3%	2016-2064	5,698	6,048
Commercial paper and credit facility draws[2]			5,667	4,525
Other[3]			7	-
Enbridge (U.S.) Inc.
Commercial paper and credit facility draws[4]			1,665	1,657
Medium-term notes[5]	5.1%	2020	14	12
Enbridge Energy Partners, L.P.
Senior notes[6]	6.2%	2016-2045	7,404	4,350
Commercial paper and credit facility draws[7]			1,988	2,056
Junior subordinated notes[8]	8.1%	2067	554	464
Enbridge Gas Distribution Inc.
Medium-term notes	4.6%	2016-2050	3,603	3,033
Debentures	9.9%	2024	85	85
Commercial paper and credit facility draws			599	939
Enbridge Income Fund
Medium-term notes	3.8%	2016-2044	2,405	2,405
Commercial paper and credit facility draws			-	140
Enbridge Pipelines (Southern Lights) L.L.C.
Medium-term notes[9,10]	4.0%	2016-2040	1,425	1,223
Enbridge Pipelines Inc.
Medium-term notes[11]	4.7%	2018-2045	3,725	2,974
Commercial paper and credit facility draws			1,346	163
Debentures	8.2%	2024	200	200
Promissory note[12]			-	103
Other[3]			4	9
Enbridge Southern Lights LP
Medium-term notes[10]	4.0%	2040	336	348
Midcoast Energy Partners, L.P.
Senior notes[13]	4.1%	2019-2024	554	465
Commercial paper and credit facility draws[14]			678	418
Other[15]			(198)	(151)
Total debt			41,980	35,352
Current maturities			(1,990)	(1,004)
Short-term borrowings[16]			(599)	(1,041)
Long-term debt			39,391	33,307
1	2015 - US$3,050 million (2014 - US$3,350 million).
2	2015 - $4,168 million and US$1,084 million (2014 - $3,217 million and US$1,127 million)
3	Primarily capital lease obligations.
4	2015 - US$1,203 million (2014 - US$1,428 million).
5	2015 - US$10 million (2014 - US$10 million).
6	2015 - US$5,350 million (2014 - US$3,750 million).
7	2015 - US$1,436 million (2014 - US$1,772 million).
8	2015 - US$400 million (2014 - US$400 million).
9	2015 - US$1,030 million (2014 - US$1,054 million).
10

On August 18, 2014, long-term private debt was issued for $352 million and US$1,601 million related to Southern Lights project financing. The proceeds were utilized to repay the construction credit facilities on a dollar-for-dollar basis.

11	Included in medium-term notes is $100 million with a maturity date of 2112.
12	A non-interest bearing demand promissory note that was paid on January 9, 2015.
13	2015 - US$400 million (2014 - US$400 million).
14	2015 - US$490 million (2014 - US$360 million).
15	Primarily debt discount and debt issue costs.
16	Weighted average interest rate - 0.8% (2014 - 1.4%).

For the years ending December 31, 2016 through 2020 debenture and term note maturities are $1,987 million, $2,639 million, $1,197 million, $1,883 million, $2,841 million, respectively, and $19,677 million thereafter. The Company’s debentures and term notes bear interest at fixed rates and interest obligations for the years ending December 31, 2016 through 2020 are $1,704 million, $1,599 million, $1,439 million, $1,246 million and $1,048 million, respectively. At December 31, 2015 and 2014, all debt was unsecured.

INTEREST EXPENSE
Year ended December 31,	2015	2014

(millions of Canadian dollars)
Debentures and term notes	1,805	1,425
Commercial paper and credit facility draws	172	71
Southern Lights project financing	-	49
Capitalized	(353)	(416)
	1,624	1,129

INTEREST EXPENSE
Year ended December 31,	2015	2014

(millions of Canadian dollars)
Enbridge Inc.	970	598
Enbridge (U.S.) Inc.	54	19
Enbridge Energy Partners, L.P.	369	458
Enbridge Gas Distribution Inc.	175	154
Enbridge Income Fund	106	76
Enbridge Pipelines (Southern Lights) L.L.C.	45	36
Enbridge Pipelines Inc.	210	171
Enbridge Southern Lights LP	14	14
Midcoast Energy Partners, L.P.	34	19
Capitalized	(353)	(416)
	1,624	1,129

CREDIT FACILITIES

The following table provides details of the Company’s committed credit facilities at December 31, 2015 and December 31, 2014.

		2015			2014
December 31,	Maturity	Total Facilities	Draws[1]	Available	Total Facilities

(millions of Canadian dollars)
Enbridge Inc.	2017-2020	6,988	5,692	1,296	9,025
Enbridge (U.S.) Inc.	2017	4,470	1,665	2,805	3,747
Enbridge Energy Partners, L.P.	2017-2020	3,598	2,054	1,544	3,045
Enbridge Gas Distribution Inc.	2017-2019	1,010	603	407	1,008
Enbridge Income Fund	2018	1,500	11	1,489	500
Enbridge Pipelines (Southern Lights) L.L.C.	2017	28	-	28	23
Enbridge Pipelines Inc.	2017	3,000	1,346	1,654	300
Enbridge Southern Lights LP	2017	5	-	5	5
Midcoast Energy Partners, L.P.	2018	1,121	678	443	986
Total committed credit facilities[2]		21,720	12,049	9,671	18,639
1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.
2

On August 18, 2014, long-term private debt was issued for $352 million and US$1,061 million related to Southern Lights project financing. The proceeds were utilized to repay the construction credit facilities on a dollar-for-dollar basis.

In addition to the committed credit facilities noted above, the Company also has $349 million (2014 - $361 million) of uncommitted demand credit facilities, of which $185 million (2014 - $80 million) was unutilized as at December 31, 2015.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2017 to 2020.

Commercial paper and credit facility draws, net of short-term borrowings, of $11,344 million (2014 - $8,960 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.

The Company’s credit facility agreements include standard events of default and covenant provisions whereby accelerated repayment may be required if the Company were to default on payment or violate certain covenants. As at December 31, 2015, the Company was in compliance with all debt covenants.